GS Mortgage-Backed Securities Trust 2020-PJ4 ABS-15G

Exhibit 99.2 - Schedule 7

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ4
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	26

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXXXXX	Cash Out Amount Exceeds Guidelines	1
Credit	Income/Employment	XXXXXX	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Total				2

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